Document and Entity Information	Apr. 07, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 07, 2020
Entity Registrant Name	PVH CORP. /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07572
Entity Tax Identification Number	13-1166910
Entity Address, Address Line One	200 MADISON AVENUE
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	381-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000078239
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	PVH
Security Exchange Name	NYSE